Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jonathan M. Kopcsik

JKopcsik@stradley.com

215.564.8099

October 9, 2014
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Academy Funds Trust (the “Registrant”)
 File Nos. 811-22135 and 333-146827

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 16/17 to the Registration Statement on Form N-1A of Academy Funds Trust (the “Trust”).  This Amendment is being filed in order to register the Innovator IBD® 50 Fund, a new series of the Trust.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik, Esq.

cc:          David J. Jacovini
  Academy Funds Trust

Philadelphia, PA ● Malvern, PA ● New York, NY ● Harrisburg, PA ● Wilmington, DE ●
● Cherry Hill, NJ ● Washington, DC

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